Approval of the annual report	12 Months Ended
Dec. 31, 2017
Approval of the annual report
Approval of the annual report	Note 28—Approval of the annual report The Annual Report has been approved by the Board of Directors and Executive Management and authorized for issue on March 7, 2018.